SUBSEQUENT EVENTS (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Millions				1 Months Ended				12 Months Ended
	Mar. 13, 2024 CAD ($) Share $ / shares	Mar. 08, 2024 USD ($) shares	Aug. 04, 2022 USD ($) $ / shares	Feb. 21, 2024 USD ($)	Mar. 16, 2023 CAD ($) $ / shares	Mar. 16, 2023 USD ($)	Sep. 17, 2021 USD ($) $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Warrants exercise price | $ / shares								$ 1.34
Share issue price | (per share)			$ 1.65		$ 1.75		$ 6.38
Proceeds from issuing shares			$ 11,000,000		$ 35	$ 25,800,000	$ 17,300,000		$ 25,799,794	$ 11,898,694	$ 18,976,371
Exercise price | $ / shares									$ 1.98	$ 0.64	$ 2.31
Subsequent Events [Member] | Wheaton Precious Metals Corp [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of net smelter return payable				1.50%
Purchase price of acquisition				$ 9,750,000
First installment of purchase price received				4,875,000
Second installment of purchase price received				$ 4,875,000
Subsequent Events [Member] | Rich Gulch area of the DeLamar Project [Member]
Disclosure of non-adjusting events after reporting period [line items]
Purchase price of patented claims		$ 2,100,000
Number of common shares issued on acquisition | shares		2,959,769
Subsequent Events [Member] | Bought Deal Public Offering [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of units issued | Share	16,611,750
Proceeds from issuing units	$ 15
Warrants exercise price | $ / shares	$ 1.2
Share issue price | $ / shares	$ 0.9